Appendix 4 Additional Information on Financial Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Summary of Bank Loans by Currency and Maturity

Bank loans by currency and contractual maturity as of December 31, 2017 and 2016, are as follows:

Summary of bank loans by currency and maturity

					Current			Non-current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured/	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12/31/2017
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	Unsecured	122	—	122	—	—	—	—	—	—
				Total	122	—	122	—	—	—	—	—	—

					Current			Non-current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured/	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12/31/2016
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	Unsecured	4,274	—	4,274	—	—	—	—	—	—
				Total	4,274	—	4,274	—	—	—	—	—	—

Summary of Identification of Bank Borrowings by Company

Identification of bank borrowings by company

Appendix No.4, letter a), presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the bank loans detailed above.

										December 31, 2017
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	13	—	13	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	—	97	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12	—	12	—	—	—	—	—	—
									Total	122	—	122	—	—	—	—	—	—

										December 31, 2016
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	102	—	102	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	2,037	—	2,037	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	2,135	—	2,135	—	—	—	—	—	—
									Total	4,274	—	4,274	—	—	—	—	—	—

Summary of Unsecured Liabilities by Currency and Maturity

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2017 and 2016, is as follows:

Summary of unsecured liabilities by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2017
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	Unsecured	6,322,081	2,206,269	8,528,350	—	—	—	—	430,228,859	430,228,859
Chile	U.F.	6.00%	5.48%	Unsecured	—	6,927,432	6,927,432	5,574,013	5,574,013	5,574,013	5,574,013	295,598,892	317,894,944
				Total	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12/31/2015	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2016
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	Unsecured	6,884,819	2,402,653	9,287,472	—	—	—	—	468,578,474	468,578,474
Chile	U.F.	6.00%	5.48%	Unsecured	—	6,881,001	6,881,001	5,480,380	5,480,380	5,480,380	5,480,380	295,637,694	317,559,214
				Total	6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

Summary of Unsecured Liabilities by Company

Identification of unsecured liabilities by company

										December 31, 2017
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon -Primera Emisión S-1	USA	US$	7.96%	7.88%	No	4,152,926	—	4,152,926	—	—	—	—	125,566,611	125,566,611
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	USA	US$	7.40%	7.33%	No	1,328,023	—	1,328,023	—	—	—	—	42,902,198	42,902,198
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	USA	US$	8.26%	8.13%	No	841,132	—	841,132	—	—	—	—	19,398,499	19,398,499
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Única 24296	USA	US$	4.32%	4.25%	No	—	2,206,269	2,206,269	—	—	—	—	242,361,551	242,361,551
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	No	—	6,374,051	6,374,051	5,574,013	5,574,013	5,574,013	5,574,013	30,872,536	53,168,588
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander 522 Serie-M	Chile	U.F.	4.82%	4.75%	No	—	553,381	553,381	—	—	—	—	264,726,356	264,726,356
								Total Unsecured Bonds		6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

										December 31, 2016
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon -Primera Emisión S-1	USA	US$	7.96%	7.88%	No	4,522,585	—	4,522,585	—	—	—	—	136,759,395	136,759,395
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	USA	US$	7.40%	7.33%	No	1,446,232	—	1,446,232	—	—	—	—	46,792,429	46,792,429
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	USA	US$	8.26%	8.13%	No	916,002	—	916,002	—	—	—	—	21,608,757	21,608,757
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Única 24296	USA	US$	4.32%	4.25%	No	—	2,402,653	2,402,653	—	—	—	—	263,417,893	263,417,893
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	No	—	6,337,021	6,337,021	5,480,380	5,480,380	5,480,380	5,480,380	35,587,764	57,509,284
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander 522 Serie-M (*)	Chile	U.F.	4.82%	4.75%	No	—	543,980	543,980	—	—	—	—	260,049,930	260,049,930
								Total Unsecured Bonds		6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

Summary of Detail of Finance Lease Obligations

18.4 Detail of finance lease obligations

Appendix No. 4 letter c) presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the finance lease obligations detailed above.

								December 31, 2017
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126
							Total Leasing	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126

								December 31, 2016
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	449,283	1,391,084	1,840,367	2,677,880	2,677,880	1,959,990	2,087,390	6,506,140	15,909,280
							Total Leasing	449,283	1,391,084	1,840,367	2,677,880	2,677,880	1,959,990	2,087,390	6,506,140	15,909,280

Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of Bank Loans by Currency and Maturity

1. Summary of bank borrowings by currency and maturity

			Current			Non-current						Current			Non-current
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current at 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current at 12/31/2017	One to three months	Three to twelve months	Total Current at 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current at 12/31/2016
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	122	—	122	—	—	—	—	—	—	4,283	—	4,283	—	—	—	—	—	—
		Total	122	—	122	—	—	—	—	—	—	4,283	—	4,283	—	—	—	—	—	—

Summary of Identification of Bank Borrowings by Company

2. Identification of bank borrowings by company

							December 31, 2017
							Current			Non-current
Taxpayer ID No.	Company	Country	Financial Institution	Currency	Effective Interest Rate	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
							ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	Banco de Crédito e Inversiones	Ch$	6.00%	6.00%	13	—	13	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco de Crédito e Inversiones	US$	6.00%	6.00%	97	—	97	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco Santander	Ch$	6.00%	6.00%	12	—	12	—	—	—	—	—	—
			Total				122	—	122	—	—	—	—	—	—

							December 31, 2016
							Current			Non-current
Taxpayer ID No.	Company	Country	Financial Institution	Currency	Effective Interest Rate	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
							ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	Banco de Crédito e Inversiones	Ch$	6.00%	6.00%	102	—	102	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco de Crédito e Inversiones	US$	6.00%	6.00%	2,048	—	2,048	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco Santander	Ch$	6.00%	6.00%	2,133	—	2,133	—	—	—	—	—	—
			Total				4,283	—	4,283	—	—	—	—	—	—

Summary of Unsecured Liabilities by Currency and Maturity
b)	Secured and unsecured liabilities

1. Summary of secured and unsecured liabilities by currency and maturity

			Current			Non-current						Current			Non-current
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current at 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current at 12/31/2017	One to three months	Three to twelve months	Total Current at 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current at 12/31/2016
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.90%	6,697,979	20,093,935	26,791,914	26,791,913	26,791,913	26,791,913	26,791,913	568,727,913	675,895,565	7,264,786	21,794,359	29,059,145	29,059,146	29,059,146	29,059,146	29,059,146	641,348,382	757,584,966
Chile	U.F.	5.48%	5,775,038	22,689,438	28,464,476	51,927,014	49,837,566	47,748,117	45,658,669	256,892,562	452,063,928	6,466,160	24,665,200	31,131,360	30,632,431	53,611,843	51,316,337	49,020,830	305,390,728	489,972,169
		Total	12,473,017	42,783,373	55,256,390	78,718,927	76,629,479	74,540,030	72,450,582	825,620,475	1,127,959,493	13,730,946	46,459,559	60,190,505	59,691,577	82,670,989	80,375,483	78,079,976	946,739,110	1,247,557,135

Summary of Unsecured Liabilities by Company

2. Secured and unsecured liabilities by company

								December 31, 2017
								Current			Non-Current
Taxpayer ID No.	Company	Country	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Primera Emisión S-1	U.S.A.	US$	7.96%	7.88%	2,612,406	7,837,217	10,449,623	10,449,623	10,449,623	10,449,623	10,449,623	170,108,928	211,907,420
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Primera Emisión S-2	U.S.A.	US$	7.40%	7.33%	833,743	2,501,229	3,334,972	3,334,972	3,334,972	3,334,972	3,334,972	86,312,007	99,651,895
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Primera Emisión S-3	U.S.A.	US$	8.26%	8.13%	530,161	1,590,483	2,120,644	2,120,644	2,120,644	2,120,644	2,120,644	51,884,633	60,367,209
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Unica 24296	U.S.A.	US$	4.32%	4.25%	2,721,669	8,165,006	10,886,675	10,886,674	10,886,674	10,886,674	10,886,674	260,422,345	303,969,041
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	1,414,018	9,606,378	11,020,396	10,516,773	10,013,150	9,509,527	9,005,904	44,726,323	83,771,677
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco Santander 522 Serie-M	Chile	U.F.	4.82%	4.75%	4,361,020	13,083,060	17,444,080	41,410,241	39,824,416	38,238,590	36,652,765	212,166,239	368,292,251
							Total	12,473,017	42,783,373	55,256,390	78,718,927	76,629,479	74,540,030	72,450,582	825,620,475	1,127,959,493

								December 31, 2016
								Current			Non-Current
Taxpayer ID No.	Company	Country	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Primera Emisión S-1	U.S.A.	US$	7.96%	7.88%	2,832,647	8,497,942	11,330,589	11,330,590	11,330,590	11,330,590	11,330,590	196,227,387	241,549,747
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Primera EmisiónS-2	U.S.A.	US$	7.40%	7.33%	903,234	2,709,703	3,612,937	3,612,937	3,612,937	3,612,937	3,612,937	93,701,216	108,152,964
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Primera Emisión S-3	U.S.A.	US$	8.26%	8.13%	574,765	1,724,294	2,299,059	2,299,059	2,299,059	2,299,059	2,299,059	56,341,806	65,538,042
91.081.000-6	Enel Generación Chile S.A.	Chile	BNY Mellon - Única 24296	U.S.A.	US$	4.32%	4.25%	2,954,140	8,862,420	11,816,560	11,816,560	11,816,560	11,816,560	11,816,560	295,077,973	342,344,213
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	1,525,571	9,843,433	11,369,004	10,870,075	10,371,146	9,872,218	9,373,289	52,887,199	93,373,927
91.081.000-6	Enel Generación Chile S.A.	Chile	Banco Santander 522 Serie-M	Chile	U.F.	4.82%	4.75%	4,940,589	14,821,767	19,762,356	19,762,356	43,240,697	41,444,119	39,647,541	252,503,529	396,598,242
							Total	13,730,946	46,459,559	60,190,505	59,691,577	82,670,989	80,375,483	78,079,976	946,739,110	1,247,557,135

Summary of Detail of Finance Lease Obligations

1. Financial lease obligations by company

								December 31, 2017
								Current			Non-Current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.556.400-4	Transelec S.A.	Chile	US$	6.50%	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706
							Total	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706

								December 31, 2016
								Current			Non-Current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.556.400-4	Transelec S.A.	Chile	US$	6.50%	734,006	2,200,827	2,934,833	2,931,533	2,928,019	2,924,276	2,920,289	7,777,314	19,481,431
							Total	734,006	2,200,827	2,934,833	2,931,533	2,928,019	2,924,276	2,920,289	7,777,314	19,481,431